Shareholder Report, Holdings (Details)	Jun. 30, 2024
Monetta Fund | Alphabet, Inc. - CL C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Monetta Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Monetta Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Monetta Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Monetta Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Monetta Fund | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Monetta Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Monetta Fund | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Monetta Fund | Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Monetta Fund | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Monetta Fund | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Monetta Fund | Computer-Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Monetta Fund | Electronic-Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Monetta Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Monetta Fund | Retail-Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Monetta Fund | Computer Data Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Monetta Fund | Bank-Money Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Monetta Fund | Leisure Sevice [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Monetta Fund | Retail-Major Chain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Monetta Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Monetta Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Monetta Fund | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Monetta Fund | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Monetta Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Monetta Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Monetta Fund | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Monetta Fund | Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Monetta Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Monetta Fund | Cash & Other Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Monetta Young Investor Growth Fund | SPDR S&P 500 Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Monetta Young Investor Growth Fund | Vanguard S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Monetta Young Investor Growth Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Monetta Young Investor Growth Fund | Alphabet, Inc. - CL C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Monetta Young Investor Growth Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Monetta Young Investor Growth Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Monetta Young Investor Growth Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Monetta Young Investor Growth Fund | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Monetta Young Investor Growth Fund | MasterCard, Inc. - CL A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Monetta Young Investor Growth Fund | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Monetta Young Investor Growth Fund | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Monetta Young Investor Growth Fund | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Monetta Young Investor Growth Fund | Retail-Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Monetta Young Investor Growth Fund | Computer Data Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Monetta Young Investor Growth Fund | Computer-Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Monetta Young Investor Growth Fund | Bank-Money Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Monetta Young Investor Growth Fund | Retail-Major Chain [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Monetta Young Investor Growth Fund | Leisure Sevice [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Monetta Young Investor Growth Fund | Electronic-Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Monetta Young Investor Growth Fund | Finance-Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Monetta Young Investor Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Monetta Young Investor Growth Fund | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Monetta Young Investor Growth Fund | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Monetta Young Investor Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Monetta Young Investor Growth Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Monetta Young Investor Growth Fund | Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Monetta Young Investor Growth Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Monetta Young Investor Growth Fund | Cash & Other Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%